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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21785
                                  ----------------------------------------------

                                Black Pearl Funds
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               (Exact name of registrant as specified in charter)

  125 South Market Street, Suite 1200       San Jose, California      95113
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         (Address of principal executive offices)                   (Zip code)

                                 Kevin M. Landis

Firsthand Capital Management, Inc.  125 South Market Street   San Jose, CA 95113
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 294-2200
                                                     ---------------------------

Date of fiscal year end:        December 31, 2008
                          ------------------------------------

Date of reporting period:       March 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
   SHARES    COMMON STOCKS - 98.5%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 24.4%
      255    Amazon.com, Inc.(a)                                  $     18,181
      520    Bed Bath & Beyond, Inc.(a)                                 15,340
    1,095    Discovery Holding Co. - Class A(a)                         23,236
    1,045    Liberty Global, Inc. - Class A(a)                          35,614
      600    PetSmart, Inc.                                             12,264
       40    Sears Holding Corp.(a)                                      4,083
    6,635    Sirius Satellite Radio, Inc.(a)                            18,976
      315    Staples, Inc.                                               6,965
      170    Starbucks Corp.(a)                                          2,975
                                                                  ------------
                                                                       137,634
                                                                  ------------
             HEALTH CARE - 9.0%
       45    Amgen, Inc.(a)                                              1,880
      720    Amylin Pharmaceuticals, Inc.(a)                            21,031
      430    Celgene Corp.(a)                                           26,355
       60    Vertex Pharmaceuticals, Inc.(a)                             1,433
                                                                  ------------
                                                                        50,699
                                                                  ------------
             INDUSTRIALS - 13.7%
      395    C.H. Robinson Worldw ide, Inc.                             21,488
       75    Cintas Corp.                                                2,140
      355    Expeditors International of Washington, Inc.               16,039
      420    Monster Worldwide, Inc.(a)                                 10,168
      610    Ryanair Holdings PLC - ADR(a)                              17,251
      460    UAL Corp.                                                   9,904
                                                                  ------------
                                                                        76,990
                                                                  ------------
             INFORMATION TECHNOLOGY - 31.4%
      170    Activision, Inc.(a)                                         4,643
    1,435    Applied Materials, Inc.                                    27,997
    1,305    BEA Systems, Inc.(a)                                       24,991
    1,285    Flextronics International Ltd.(a)                          12,066
      375    Juniper Networks, Inc.(a)                                   9,375
      740    Microchip Technology, Inc.                                 24,220
      705    Paychex, Inc.                                              24,153
      135    Research In Motion Ltd.(a)                                 15,151
      830    Symantec Corp.(a)                                          13,794
      620    VeriSign, Inc.(a)                                          20,609
                                                                  ------------
                                                                       176,999
                                                                  ------------
             TELECOMMUNICATIONS SERVICES - 20.0%
    1,190    Millicom International Cellular S.A.(a)                   112,515
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $546,296)                  $    554,837
                                                                  ------------

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES    MONEY MARKET SECURITIES - 1.6%                           VALUE
--------------------------------------------------------------------------------
    9,258    PNC Bank Money Market Account (Cost $9,258)          $      9,258
                                                                  ------------

             TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $555,554)  $    564,095

             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)               (417)
                                                                  ------------

             NET ASSETS - 100.0%                                  $    563,678
                                                                  ============

(a)  Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.  SECURITIES VALUATION

The Black Pearl Focus Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. If a security is not traded on the valuation date, the security will be valued at its most recent bid price. Securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current Generally Accepted Accounting Principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
   o    Level 1 - quoted prices in active markets for identical securities
   o    Level 2 - other significant observable inputs
   o    Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2008, all of the inputs used to value the Fund's investments were Level 1.


2.  SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

BLACK PEARL FUNDS
BLACK PEARL FOCUS FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

3.  FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2008:

              Tax cost of portfolio investments              $   558,768
                                                             ===========
              Gross tax unrealized appreciation              $    46,423
              Gross tax unrealized depreciation                  (41,096)
                                                             -----------
              Net tax unrealized appreciation                $     5,327
                                                             ===========

The difference between the federal income tax cost of portfolio investments and the cost as stated on the Schedule of Investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Black Pearl Funds
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By (Signature and Title)*      /s/ Kevin M. Landis
                           -----------------------------------------------------
                              Kevin M. Landis, President


Date          May 28, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Kevin M. Landis
                           -----------------------------------------------------
                              Kevin M. Landis, President


Date          May 28, 2008
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By (Signature and Title)*      /s/ Mark J. Seger
                           -----------------------------------------------------
                              Mark J. Seger, Treasurer


Date          May 28, 2008
      ----------------------------------------------



* Print the name and title of each signing officer under his or her signature.